Significant Accounting Policies - Summary of Depreciation is Calculated on a Straight-line, and the Assets (Detail)	12 Months Ended
Dec. 31, 2024
Machinery and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 years
Computers and Peripherals [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	5 years
Furniture and Fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 years
Leasehold Improvements [member] | Bottom of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	2 years
Leasehold Improvements [member] | Top of Range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 years